Restatement and Correction of Error (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial Position
Current assets	$ 26,752,111	$ 21,776,986	$ 35,940,880
Non-current assets		16,528,197	12,710,684
Total Assets	48,836,551	38,305,183	48,651,564
Current liabilities	30,726,899	20,468,899	26,487,287
Non-current liabilities		634,810	1,101,963
Total Liabilities	32,433,825	21,103,709	27,589,250
Stockholders' equity	16,402,727	17,201,475	21,062,314	20,386,717
Total liabilities and stockholders' equity	48,836,551	38,305,183	48,651,564
Revenues
Sales	15,247,753	9,984,724	23,584,337
Cost of Sales	11,044,100	7,326,181	17,725,499
Gross Profit	4,203,653	2,658,544	5,858,837
Total Operating Expenses	5,413,437	7,244,318	5,199,826
Operating Income (Loss)	(1,209,784)	(4,585,775)	659,011
Total Other Income (Loss) & Expense, net	(14,749)	689,575	(406,179)
Earnings before Tax	(1,224,533)	(3,896,200)	252,832
Income Tax/Deferred Tax Benefit	107,241	226,324	254,657
Net Income	(1,331,775)	(4,122,523)	(1,825)
Other Comprehensive Income
Foreign currency translation gain	530,206	261,674	641,732
Comprehensive Income	(801,568)	(3,860,849)	639,907
Basic & Diluted Earnings (Loss) Per Share	$ (0.16)	$ (0.49)
Weighted Average Shares Outstanding	8,475,908	8,337,320	7,971,465
As Previously Reported (Member)
Financial Position
Current assets		20,506,489	36,592,355
Non-current assets		20,840,271	15,656,288
Total Assets		41,346,760	52,248,643
Current liabilities		22,021,792	28,610,314
Non-current liabilities		634,810	1,110,962
Total Liabilities		22,656,602	29,721,276
Stockholders' equity		18,690,158	22,527,367
Total liabilities and stockholders' equity		41,346,760	52,248,643
Revenues
Sales		10,098,202	24,398,421
Cost of Sales		7,159,814	17,635,911
Gross Profit		2,938,388	6,762,510
Total Operating Expenses		7,246,458	4,704,284
Operating Income (Loss)		(4,308,070)	2,058,226
Total Other Income (Loss) & Expense, net		676,518	(524,696)
Earnings before Tax		(3,631,552)	1,533,530
Income Tax/Deferred Tax Benefit		226,324	345,550
Net Income		(3,857,876)	1,187,980
Other Comprehensive Income
Foreign currency translation gain		20,657	916,979
Comprehensive Income		(3,837,219)	2,104,959
Basic & Diluted Earnings (Loss) Per Share		$ (0.46)	$ 0.15
Weighted Average Shares Outstanding		8,337,320	7,971,465
Adjustment [Member]
Financial Position
Current assets		1,270,497	(651,475)
Non-current assets		(4,312,074)	(2,945,604)
Total Assets		(3,041,577)	(3,597,079)
Current liabilities		(1,552,893)	(2,123,027)
Non-current liabilities			(8,999)
Total Liabilities		(1,552,893)	(2,132,026)
Stockholders' equity		(1,488,683)	(1,465,053)
Total liabilities and stockholders' equity		(3,041,577)	(3,597,079)
Revenues
Sales		(113,478)	(814,084)
Cost of Sales		166,367	89,588
Gross Profit		(279,844)	(903,673)
Total Operating Expenses		(2,140)	495,542
Operating Income (Loss)		(277,705)	(1,399,215)
Total Other Income (Loss) & Expense, net		13,057	118,517
Earnings before Tax		(264,648)	(1,280,698)
Income Tax/Deferred Tax Benefit			(90,893)
Net Income		(264,647)	(1,189,805)
Other Comprehensive Income
Foreign currency translation gain		241,017	(275,247)
Comprehensive Income		$ (23,630)	$ (1,465,052)
Basic & Diluted Earnings (Loss) Per Share		$ (0.03)	$ (0.15)
Weighted Average Shares Outstanding